Shareholders' Equity (Details) - $ / shares		3 Months Ended	8 Months Ended
	Jul. 14, 2020	Mar. 31, 2021	Dec. 31, 2020	Jul. 24, 2020	May 14, 2020
Shareholders' Equity (Details) [Line Items]
Initial shareholder percentage		20.00%
Percentage of class A ordinary shares outstanding		20.00%	20.00%
Preferred shares, shares authorized		1,000,000	1,000,000
Preferred shares, shares issued		0	0
Preferred shares, shares outstanding		0	0
Founder Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 0.003
Class A Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, shares authorized		200,000,000	200,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued		4,837,885	4,519,532
Ordinary shares subject to possible Redemption		29,662,115	29,980,468
Ordinary shares, shares outstanding		4,837,885	4,519,532
Class B Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, shares authorized		20,000,000	20,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares, shares issued		8,625,000	8,625,000
Shares issued					7,187,500
Ordinary shares, shares outstanding	8,625,000	8,625,000	8,625,000
Aggregate of ordinary shares	8,625,000
Subject to forfeiture shares	1,125,000
Ordinary shares voting right, description			Holders are entitled to one vote for each share of Class B ordinary shares.
Sale of stock, description	the Company effected a share capitalization of 1,437,500 Founder Shares resulting in 8,625,000 Class B ordinary shares outstanding. All shares and the associated amounts have been retroactively restated to reflect the share capitalization. Of the 8,625,000 Class B ordinary shares, an aggregate of up to 1,125,000 shares were subject to forfeiture to the Company for no consideration to the extent that the underwriters’ over-allotment option is not exercised in full or in part, so that the initial shareholders would collectively own 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering. The underwriters exercised their over-allotment option in full on July 24, 2020. As a result, these shares were no longer subject to forfeiture.
Class B Ordinary Shares [Member] | Founder Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 0.0001
share capitalization	1,437,500